UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  August 14, 2009
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: 1,298,351


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                                                Voting Authority
                                                                                                --------------------------
                                 Title                   Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   of Class    CUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

AMB Property Corp.               COM         00163T109       64877 3449111   SH         Sole             1541937         1907174
                                                               295   15670   SH         Defined        1   15670               0
Alexander's, In.                 COM         014752109           4      13   SH         Sole           1      13               0
Alexandria Real Estate Equitie   COM         015271109       14935  417296   SH         Sole              190991          226305
                                                               133    3710   SH         Defined        1    3710               0
AvalonBay Communities, Inc.      COM         053484101       70643 1262824   SH         Sole              582736          680088
                                                               486    8696   SH         Defined        1    8696               0
BRE Properties, Inc.             COM         05564E106       42072 1770712   SH         Sole              802113          968599
                                                               216    9110   SH         Defined        1    9110               0
Biomed Realty Trust              COM         09063H107        8389  820035   SH         Sole              341205          478830
                                                               138   13500   SH         Defined        1   13500               0
Boston Properties, Inc.          COM         101121101       87802 1840697   SH         Sole              834275         1006422
                                                               587   12300   SH         Defined        1   12300               0
Brandywine Realty Trust          COM         105368203        8367 1122989   SH         Sole              470607          652382
                                                               136   18200   SH         Defined        1   18200               0
Camden Property Trust            COM         133131102         155    5624   SH         Sole                5624               0
                                                               119    4300   SH         Defined        1    4300               0
Corporate Office Properties      COM         22002T108       50126 1709004   SH         Sole              780182          928822
                                                               313   10665   SH         Defined        1   10665               0
DCT Industrial Trust             COM         233153105          65   15843   SH         Sole               15843               0
                                                                53   13100   SH         Defined        1   13100               0
DiamondRock Hospitality          COM         252784301       16577 2648147   SH         Sole             1192796         1455351
Digital Realty Trust             COM         253868103         194    5431   SH         Sole                5431               0
                                                               158    4400   SH         Defined        1    4400               0
Douglas Emmett Inc.              COM         25960P109         106   11811   SH         Sole               11811               0
                                                                84    9300   SH         Defined        1    9300               0
Eastgroup Properties             COM         277276101         170    5162   SH         Sole                5162               0
                                                               132    4000   SH         Defined        1    4000               0
Equity Lifestyle Properties      COM         29472R108       34669  932468   SH         Sole              446466          486002
                                                               231    6200   SH         Defined        1    6200               0
Equity Residential               COM         29476L107       50172 2256962   SH         Sole              925708         1331254
                                                               531   23870   SH         Defined        1   23870               0
Essex Property Trust, Inc.       COM         297178105       56767  912207   SH         Sole              416118          496089
                                                               427    6860   SH         Defined        1    6860               0
Federal Realty Investment Trus   COM         313747206       58864 1142554   SH         Sole              519351          623203
                                                               479    9290   SH         Defined        1    9290               0
HCP Inc.                         COM         40414L109       76627 3616204   SH         Sole             1629513         1986691
                                                               508   23975   SH         Defined        1   23975               0
Healthcare Realty Com            COM         421946104         133    7907   SH         Sole                7907               0
                                                               104    6200   SH         Defined        1    6200               0
Highwoods Properties, Inc.       COM         431284108         151    6756   SH         Sole                6756               0
                                                               121    5400   SH         Defined        1    5400               0
Host Hotels & Resorts, Inc.      COM         44107P104       17893 2132559   SH         Sole              881963         1250596
Kilroy Realty                    COM         49427F108       16828  819250   SH         Sole              333772          485478
                                                               102    4990   SH         Defined        1    4990               0
Liberty Property Trust           COM         531172104       33625 1459422   SH         Sole              620760          838662
                                                               306   13290   SH         Defined        1   13290               0
Nationwide Health Properties,    COM         638620104       57412 2230474   SH         Sole             1032017         1198457
                                                               561   21800   SH         Defined        1   21800               0
Post Properties, Inc.            COM         737464107       17779 1322816   SH         Sole              536067          786749
                                                                81    6000   SH         Defined        1    6000               0
ProLogis                         COM         743410102        1038  128882   SH         Sole              126533            2349
                                                               209   25980   SH         Defined        1   25980               0
Public Storage                   COM         74460D109       96008 1466211   SH         Sole              669281          796930
                                                               838   12800   SH         Defined        1   12800               0
PS Business Park                 COM         69360J107           8     157   SH         Sole           1     157               0
Regency Centers Corp.            COM         758849103       30196  864970   SH         Sole              398777          466193
                                                               381   10900   SH         Defined        1   10900               0
SL Green Realty Corp.            COM         78440X101       17457  760991   SH         Sole              342446          418545
                                                               147    6390   SH         Defined        1    6390               0
Saul Centers, Inc.               COM         804395101       23109  781498   SH         Sole              320690          460808
                                                               180    6100   SH         Defined        1    6100               0
Simon Property Group, Inc.       COM         828806109      141293 2747299   SH         Sole             1242532         1504767
                                                              1293   25150   SH         Defined        1   25150               0
Starwood Hotels & Resorts Worl   COM         85590A401       35152 1583422   SH         Sole              724411          859011
Taubman Centers, Inc.            COM         876664103       55368 2061378   SH         Sole              952130         1109248
                                                               453   16850   SH         Defined        1   16850               0
The Macerich Company             COM         554382101       12163  690703   SH         Sole              289392          401311
                                                               191   10828   SH         Defined        1   10828               0
UDR, Inc.                        COM         902653104         146   14125   SH         Sole               14125               0
                                                               113   10981   SH         Defined        1   10981               0
Ventas, Inc                      COM         92276F100          16     546              Sole                 546               0
Vornado Realty Trust             COM         929042109       89985 1998332   SH         Sole              897131         1101201
                                                               649   14416   SH         Defined        1   14416               0
Washington Real Estate Investm   COM         939653101         139    6228   SH         Sole                6228               0
                                                               110    4925   SH         Defined        1    4925               0
Weingarten Realty Investors      COM         948741103           6     417   SH         Sole                 417               0
REPORT SUMMARY                   77          DATA RECORDS  1298351           1    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
